Plan Investment Fund, Inc.
(the “Fund”)

Supplement dated September 23, 2024 to the
Prospectus and Statement of Additional Information dated April 30, 2024 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)

Effective September 30, 2024, the Money Market Portfolio will no longer calculate its Net Asset Value (“NAV”) per Participation Certificate three times each business day, and will instead calculate its NAV per Participation Certificate once each business day at 3:00 P.M. Eastern time. In addition, effective October 2, 2024 and pursuant to amendments to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the redemption of Participation Certificates of the Money Market Portfolio will, under certain conditions, be subject to a mandatory liquidity fee. As a result of these and other matters, the Prospectus and Statement of Additional Information are amended as described below.
Effective October 2, 2024, on page 9 of the Prospectus in the section titled “MONEY MARKET PORTFOLIO—Principal Investment Risks” and on page 17 of the Prospectus in the section titled “ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS—Principal Investment Risks” Discretionary Liquidity Fee Risk is restated as follows:
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.
Effective immediately, on page 23 of the Prospectus, the last paragraph of the section titled “MANAGEMENT OF THE PORTFOLIOS—Investment Advisor” is restated as follows:
A discussion regarding the basis for the Board of Trustees approving the continuation of the investment advisory and service agreements between the Fund and BALLC with respect to the Portfolios is available in the Fund’s Form N‑CSR for the period ended June 30, 2024, which is available at www.sec.gov.
Effective September 30, 2024, on page 24 of the Prospectus, the first paragraph of the section titled “SHAREHOLDER INFORMATION—Pricing of Participation Certificates—For the Money Market Portfolio” is restated as follows:
The NAV per Participation Certificate is calculated by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Money Market Portfolio’s NAV per Participation Certificate is calculated on each Business Day at 3:00 P.M. Eastern time. The time at which the NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.

Effective October 2, 2024, on page 25 of the Prospectus, the last paragraph of the section titled “SHAREHOLDER INFORMATION—Pricing of Participation Certificates—For the Money Market Portfolio” is restated as follows:
The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. The Money Market Portfolio may also impose discretionary liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined by the Fund Officers to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees based on liquidity costs as determined by the Advisor under certain circumstances, as explained below under “Special Limitations Affecting Redemptions.”
Effective September 30, 2024, on page 26 of the Prospectus, the section titled “SHAREHOLDER INFORMATION—Purchase of Participation Certificates—Money Market Portfolio” is restated as follows:
Money Market Portfolio
The Money Market Portfolio’s NAV is calculated at 3:00 P.M. (Eastern Time) on each Business Day. The cutoff times by which your purchase order for the Money Market Portfolio must be received by are 2:30 P.M. Eastern Time (if placed through a financial intermediary), 2:55 P.M., Eastern Time (if placed online through Cachematrix Direct), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821‑9771) in order to receive same‑day settlement. If your purchase order is confirmed after these order placement cutoff times, your order will be processed at the NAV calculated on the next Business Day. In addition, in order for a purchase order to be processed the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:45 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred, including any costs incurred to recompute the Portfolio’s NAV.
Payment for your Purchase Order: Investors must pay for purchase orders for Participation Certificates through Federal wire to BNY Mellon. Wire instructions will be provided to each investor upon account opening and can be provided by request to the Fund’s Administrator by calling (800) 621‑9215.
Effective September 30, 2024, on page 27 of the Prospectus, the section titled “SHAREHOLDER INFORMATION—Redemption of Participation Certificates—Money Market Portfolio” is restated as follows:
Money Market Portfolio
A redemption order for the Money Market Portfolio must be received by 2:30 P.M. Eastern Time (if placed through a financial intermediary), 2:55 P.M., Eastern Time (if placed online through Cachematrix Direct), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821‑9771) in order to receive same‑day settlement.
Effective October 2, 2024, on page 28 of the Prospectus, the first paragraph of the section titled “SHAREHOLDER INFORMATION—Special Limitations Affecting Redemptions” is restated as follows:
The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when the Officers of the Fund determine that it is in the Portfolio’s best interests. The Money Market Portfolio must also impose a mandatory liquidity fee to redeeming Participation Certificate holders when two events occur on a single trading day: (1) Participation Certificates representing 5% or greater of the Money Market Portfolio’s total net assets are redeemed and (2) the Advisor determines that there are liquidity costs to sell a pro rata, vertical slice of the Portfolio’s securities equal in value to the redemptions and that those costs are at least 0.01% of the value of the Participation Certificates redeemed. The mandatory liquidity fee is based on the liquidity costs as determined by the Advisor. All liquidity fees payable by Participation Certificate holders of the Money Market Portfolio would be payable to the Portfolio and could offset any losses realized by the Portfolio when seeking to honor redemption requests during times of market stress.

Effective September 30, 2024, on page 29 of the Statement of Additional Information, the following sentences in the second paragraph of the section titled “MANAGEMENT OF THE FUND—Custodian and Transfer Agent” is restated as follows:
Additional fees may apply to the Money Market Portfolio as a result of being a prime money market fund.
Effective September 30, 2024, on page 29 of the Statement of Additional Information, the last sentence in the second paragraph of the section titled “MANAGEMENT OF THE FUND—Custodian and Transfer Agent” is deleted in its entirety:
In the event of the Board imposing a liquidity fee, an intraday imposition will result in a fee of $50,000 and an end of day or beginning of day imposition will result in a fee of $25,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE